Land and Yew Forest Use Rights (Details 1) (USD $)				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Schedule of land and yew forest use rights
Land and yew forest use rights	$ 15,675,733	$ 15,546,414	$ 9,565,177
Less: accumulated amortization	(641,013)	(380,217)	(79,391)
Total	$ 15,034,720	$ 15,166,197	$ 9,485,786
Useful life				16 years	45 years	50 years	50 years